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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2013

                 Check here if Amendment [_]; Amendment Number:
                       This Amendment (Check only one.):
                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SkyTop Capital Management LLC

Address:  595 Madison Avenue, 16th Floor, New York, New York 10022

Form 13F File Number:  28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Justin Wallentin

Title:    Chief Financial Officer

Phone:    (212) 554-2396

Signature, Place, and Date of Signing:

   /s/ Justin Wallentin        New York, NY           May 15, 2013
           (Name)             (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20 Items

Form 13F Information Table Value Total:  $199,420 (thousands)

List of Other Included Managers:    Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
         COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4  COLUMN 5       COLUMN 6  COLUMN 7   COLUMN 8
                                                            MARKET                                        VOTING
                                                            VALUE    SHARES/   SH/  INVSTMT    OTHER     AUTHORITY
      NAME OF ISSUER            TITLE OF CLASS    CUSIP   (X $1000) PRN AMT.   PRN  DISCRETN  MANAGERS    SOLE
AMERICAN INTL GROUP INC            COM NEW      026874784    14,946   385,000  SH     SOLE      NONE       385,000
COCA COLA ENTERPRISES INC NE         COM        19122T109     5,907   160,000  SH     SOLE      NONE       160,000
COPART INC                           COM        217204106     5,963   174,000  SH     SOLE      NONE       174,000
CORRECTIONS CORP AMER NEW          COM NEW      22025Y407     6,056   155,000  SH     SOLE      NONE       155,000
DEAN FOODS CO NEW                    COM        242370104    12,691   700,000  SH     SOLE      NONE       700,000
ERA GROUP INC                        COM        26885G109    12,915   615,000  SH     SOLE      NONE       615,000
GENCORP INC                          COM        368682100    18,421 1,385,000  SH     SOLE      NONE     1,385,000
GRACE W R & CO DEL NEW               COM        38388F108    16,975   219,000  SH     SOLE      NONE       219,000
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119    12,593 2,450,000  SH     SOLE      NONE     2,450,000
KIRBY CORP                           COM        497266106     4,992    65,000  SH     SOLE      NONE        65,000
LIBERTY INTERACTIVE CORP        INT COM SER A   53071M104     9,403   440,000  SH     SOLE      NONE       440,000
LOUISIANA PAC CORP                   COM        546347105     8,640   400,000  SH     SOLE      NONE       400,000
MEMC ELECTR MATLS INC                COM        552715104     1,760   400,000  SH     SOLE      NONE       400,000
PBF ENERGY INC                       CL A       69318G106     3,159    85,000  SH     SOLE      NONE        85,000
REALOGY HLDGS CORP                   COM        75605Y106    15,385   315,000  SH     SOLE      NONE       315,000
SEMGROUP CORP                        CL A       81663A105    26,119   505,000  SH     SOLE      NONE       505,000
U S G CORP                         COM NEW      903293405     2,644   100,000  SH     SOLE      NONE       100,000
UNITED RENTALS INC                   COM        911363109     9,620   175,000  SH     SOLE      NONE       175,000
WESTERN REFNG INC                    COM        959319104     6,551   185,000  SH     SOLE      NONE       185,000
WILLIAMS COS INC DEL                 COM        969457100     4,683   125,000  SH     SOLE      NONE       125,000

                                                            199,420 9,038,000                            9,038,000